OTHER REVENUE AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER REVENUE AND EXPENSES
Summary of other operating income and expenses

	12/31/2022	12/31/2021	12/31/2020
Reimbursement of fixed assets in progress - AIC	121,033	588,786	—
Gain from disposal of CEEE-T shares (b)	453,624	—	—
Reimbursement of inefficiency – CCC	—	621,968	—
Effects of Law No. 14,182/2021 (c)	(355,062)	—	—
Other income and expenses	(32,671)	—	16,134
	186,924	1,210,754	16,134